Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision for credit losses
Loans held at amortized cost					SFr (23)	SFr 863	SFr 284
Other financial assets held at amortized cost					4,291	24	11
Off-balance sheet credit exposures					(63)	209	29
Provision for credit losses					4,205	1,096	324
Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost	SFr (5)	SFr (188)	SFr 70	SFr 4,430	4,307
Bank
Provision for credit losses
Loans held at amortized cost					(23)	863	284
Other financial assets held at amortized cost					4,295	19	11
Off-balance sheet credit exposures					(63)	210	29
Provision for credit losses					4,209	SFr 1,092	SFr 324
Bank | Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost					SFr 4,307